UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-3916

Name of Registrant:	Vanguard Specialized Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2005

Item 1:	Schedule of Investments

Vanguard Precious Metals and Mining Fund Schedule of Investments October 31, 2005
	Shares	Market Value ($000)

Common Stocks (97.6%)

Australia (17.0%)
Rio Tinto Ltd.	2,700,000	114,084
BHP Billiton Ltd.	5,000,000	77,491
* Sims Group Ltd.	3,500,000	44,194
Iluka Resources Ltd.	7,300,000	42,267
CSR Ltd.	16,750,000	36,650
Centennial Coal Co., Ltd.	4,975,000	15,439
* Magnesium International Ltd.	1,678,671	2,110
* Tanami Gold NL	18,170,000	2,104
		334,339
Brazil (2.1%)
Cia Vale do Rio Doce ADR	1,000,000	41,330

Canada (28.6%)
(1)Aber Diamond Corp.	3,327,400	104,373
*(1)Meridian Gold Co.	5,100,000	95,778
Placer Dome Inc.	3,850,000	76,148
Falconbridge Ltd.	1,997,000	56,107
* Centerra Gold Inc.	2,855,000	54,822
First Quantum Minerals Ltd.	2,047,463	48,082
Agnico-Eagle Mines Ltd.	3,000,000	41,202
Inco Ltd.	1,000,000	40,220
Barrick Gold Corp.	1,500,000	37,705
Agrium, Inc.	250,000	5,284
* SouthernEra Diamonds, Inc.	4,437,400	1,825

		561,546

France (5.2%)
Imerys SA	799,127	55,250
Eramet SLN	461,773	45,803

		101,053

Germany (2.2%)
K+S AG	644,773	42,262

Papua New Guinea (1.0%)
* Lihir Gold Ltd.	14,500,000	18,752
* Bougainville Copper Ltd.	2,000,000	884

		19,636

Peru (3.8%)
Compania de Minas Buenaventura S.A.u ADR	2,900,000	74,733

South Africa (17.0%)
Anglo Platinum Ltd. ADR	2,127,400	123,595
Impala Platinum Holdings Ltd. ADR	4,000,000	109,672
AngloGold Ashanti Ltd. ADR	1,800,000	70,380
Gold Fields Ltd. ADR	2,325,000	30,690

		334,337

United Kingdom (10.4%)
Lonmin PLC	5,285,000	122,222
Rio Tinto PLC	875,000	33,343
Vedanta Resources PLC	2,300,000	23,105
* Peter Hambro Mining PLC	1,200,000	16,564
BHP Billiton PLC	600,000	8,831
*(1)Zambezi Resources Ltd.	4,895,833	953

		205,018

United States (10.3%)
Peabody Energy Corp.	1,150,000	89,884
CONSOL Energy, Inc.	1,020,000	62,118
Arch Coal, Inc.	650,000	50,095

		202,097

Total Common Stocks
(Cost $1,446,499)		1,916,351
Precious Metals (0.1%)

Platinum Bullion (2,009 Ounces)
(Cost $1,213)		1,879

Temporary Cash Investments (2.6%)

** Vanguard Market Liquidity Fund, 3.851%
(Cost $50,354)	50,353,856	50,354

Total Investments (100.3%)
(Cost $1,498,066)		1,968,584

Other Assets and Liabilities—Net (-0.3%)		(5,628)

Net Assets (100%)		1,962,956

*Non-income-producing security. **Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Precious metals are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At October 31, 2005, the cost of investment securities for tax purposes was $1,572,484,000. Net unrealized appreciation of investment securities for tax purposes was $396,100,000, consisting of unrealized gains of $406,811,000 on securities that had risen in value since their purchase and $10,711,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Affiliated Companies: Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

	($000)
		Current Period Transactions
	1/31/2005 Market Value	Purchases at Cost	Securities Sold	Proceeds from Dividend Income	10/31/2005 Market Value

Zambezi Resources Ltd.	n/a*	862	—	—	953
Aber Diamond Corp.	n/a*	65,381	—	1,317	104,373
Meridian Gold	n/a*	44,588	—	—	95,778

	—			1,317	201,104

* At January 31, 2005, the issuer was not an affiliated company of the fund.

Vanguard Health Care Fund Schedule of Investments October 31, 2005
	Shares	Market Value ($000)

Common Stocks (90.2%)

United States (62.3%)
Biotech Research & Production (9.8%)
* Amgen, Inc.	9,323,828	706,373
* Genzyme Corp.	8,001,240	578,490
* Genentech, Inc.	6,300,000	570,780
Baxter International, Inc.	5,300,000	202,619
(1)Cephalon, Inc.	3,430,800	156,410
* Biogen Idec Inc.	2,000,000	81,260
* Millennium Pharmaceuticals, Inc.	7,741,300	70,601
*^ Human Genome Sciences, Inc.	1,938,500	16,187

		2,382,720

Consumer Discretionary (0.2%)
Kimberly-Clark Corp.	676,300	38,441

Consumer Staples (2.7%)
CVS Corp.	21,600,000	527,256
Walgreen Co.	1,000,000	45,430
Colgate-Palmolive Co.	1,521,000	80,552

		653,238

Drugs & Pharmaceuticals (28.0%)
Eli Lilly & Co.	21,979,900	1,094,379
Cardinal Health, Inc.	12,836,708	802,423
(1)Forest Laboratories, Inc.	20,321,500	770,388
Pfizer Inc.	33,011,570	717,672
Schering-Plough Corp.	31,730,000	645,388
Abbott Laboratories	13,880,700	597,564
* Gilead Sciences, Inc.	10,899,848	515,018
Wyeth	7,850,000	349,796
* MedImmune Inc.	8,000,000	279,840
Allergan, Inc.	2,844,100	253,978
Johnson & Johnson	1,900,000	118,978
* King Pharmaceuticals, Inc.	7,095,300	109,481
* Hospira, Inc.	2,145,070	85,481
* Vertex Pharmaceuticals, Inc.	3,755,400	85,435
* Watson Pharmaceuticals, Inc.	2,200,000	76,032
(1)Perrigo Co.	5,322,320	71,159
Bristol-Myers Squibb Co.	2,775,800	58,764
Mylan Laboratories, Inc.	3,000,000	57,630
* Barr Pharmaceuticals Inc.	900,000	51,705
Merck & Co., Inc.	1,400,000	39,508
Alpharma, Inc. Class A	548,313	13,648

		6,794,267

Electronics-Medical Systems (2.2%)
Medtronic, Inc.	8,700,000	492,942
* Advanced Medical Optics, Inc.	676,466	24,136
Datascope Corp.	342,100	10,869

		527,947

Financial Services (0.9%)
CIGNA Corp.	1,600,700	185,473
UnumProvident Corp.	1,252,500	25,413

		210,886

Health & Personal Care (4.4%)
(1)McKesson Corp.	16,100,000	731,423
* WellPoint Inc.	3,011,000	224,861
* Medco Health Solutions, Inc.	1,200,000	67,800
* IDX Systems Corp.	895,700	38,864

		1,062,948

Health Care Facilities (2.8%)
HCA Inc.	6,850,000	330,102
Quest Diagnostics, Inc.	4,300,000	200,853
* Laboratory Corp. of America Holdings	2,967,360	143,175

		674,130

Health Care Management Services (4.8%)
(1)Humana Inc.	10,277,500	456,218
(1)Cerner Corp.	2,600,000	219,570
IMS Health, Inc.	8,347,400	193,910
Aetna Inc.	1,900,000	168,264
Universal Health Services Class B	2,460,400	115,983
* Health Net Inc.	500,000	23,420

		1,177,365

Materials and Processing (0.7%)
Sigma-Aldrich Corp.	2,600,000	165,620

Medical & Dental Instruments & Supplies (3.9%)
Becton, Dickinson & Co.	7,800,000	395,850
Beckman Coulter, Inc.	2,776,600	136,775
Bausch & Lomb, Inc.	1,200,000	89,028
* St. Jude Medical, Inc.	1,800,000	86,526
DENTSPLY International Inc.	1,442,700	79,551
(1)Owens & Minor, Inc. Holding Co.	2,200,000	64,790
* Ventana Medical Systems, Inc.	1,200,000	45,996
Biomet, Inc.	800,000	27,864
STERIS Corp.	850,000	19,389
* Viasys Healthcare Inc.	482,130	11,518

		957,287

Medical Services (1.3%)
* Coventry Health Care Inc.	5,250,000	283,448
(1)PAREXEL International Corp.	1,570,200	34,356

		317,804

Producer Durables (0.6%)
* Thermo Electron Corp.	3,000,000	90,570
Pall Corp.	2,404,600	62,904
		153,474

Total United States		15,116,127

International (27.9%)

Belgium (0.4%)
^ UCB SA	1,933,593	95,554

Canada (0.1%)
* Biovail Corp.	810,700	17,665
* Axcan Pharma Inc.	1,356,900	17,255

		34,920
Denmark (0.2%)
^ Novo Nordisk A/S B Shares	700,000	35,911

France (3.8%)
^ Sanofi-Aventis	11,489,415	919,963

Germany (1.8%)
Bayer AG	8,144,656	282,919
Schering AG	1,640,410	101,383
Bayer AG ADR	1,100,000	38,280
^ Fresenius Medical Care Pfd. ADR	645,400	16,538

		439,120

Japan (8.8%)
Takeda Pharmaceutical Co. Ltd.	10,900,000	597,488
Astellas Pharma Inc.	14,565,700	520,301
Eisai Co., Ltd.	9,006,000	352,719
* Daiichi Sankyo Co., Ltd.	11,238,300	203,710
Chugai Pharmaceutical Co., Ltd.	8,834,500	193,452
Shionogi & Co., Ltd.	9,876,000	120,101
Tanabe Seiyaku Co., Ltd.	6,850,000	65,969
Ono Pharmaceutical Co., Ltd.	1,113,000	49,546
Olympus Corp.	1,000,000	22,255

		2,125,541

Netherlands (0.4%)
Akzo Nobel NV	2,400,000	103,682

Sweden (0.8%)
^ Gambro AB A Shares	7,221,520	102,048
^ Gambro AB B Shares	6,169,580	86,792

		188,840

Switzerland (7.2%)
^ Roche Holdings AG	6,123,977	913,706
Novartis AG (Registered)	13,719,880	736,911
Serono SA Class B	166,648	107,692

		1,758,309

United Kingdom (4.4%)
AstraZeneca Group PLC	14,781,500	661,351
AstraZeneca Group PLC ADR	7,362,872	330,593
GlaxoSmithKline PLC ADR	1,642,381	85,387

		1,077,331

Total International		6,779,171

Total Common Stocks
(Cost $13,948,157)		21,895,298

Temporary Cash Investments (10.5%)

Money Market Fund (0.8%)
** Vanguard Market Liquidity Fund, 3.851%	204,872,230	204,872

	Face
	Amount
	(000)

Commercial Paper (1.7%)
General Electric Capital Corp. CP
3.875%, 11/28/2005	210,000	209,394
3.969%, 12/28/2005	210,000	208,651

		418,045

Repurchase Agreements (8.0%)
Bank America
4.030%, 11/1/05
(Dated 10/31/05, Repurchase Value $504,756,000,
collateralized by Government National Mortgage
Assn., 6.000%-6.500%, 12/15/30-8/15/35,
Federal National Mortgage Assn
5.000%-6.500%, 11/1/17-10/1/35,
Federal Home Loan Mortgage Corp.
5.500%-6.500%, 9/1/18-7/15/35)	504,700	504,700
Deutsche Bank
4.030%, 11/1/05
(Dated 10/31/05, Repurchase Value $373,842,000,
collateralized by Federal National Mortgage
Assn., 4.000%-5.500%, 1/1/18-10/1/35,
Federal Home Loan Mortgage Corp.
4.500%-6.000%, 6/1/19-5/1/25)	373,800	373,800
Goldman Sachs & Co.
4.030%, 11/1/05
(Dated 10/31/05, Repurchase Value $529,459,000,
collateralized by Federal National Mortgage
Assn., 4.000%-7.000%, 1/1/17-8/1/35)	529,400	529,400
SBC Warburg Dillon Read
4.030%, 11/1/05
(Dated 10/31/05, Repurchase Value $525,359,000,
collateralized by Federal National Mortgage
Assn., 4.000%-9.500%, 7/1/06-10/1/35,
Federal Home Loan Mortgage Corp.
8.000%-12.250%, 4/1/07-11/1/19)	525,300	525,300

		1,933,200

Total Temporary Cash Investments
(Cost $2,556,159)		2,556,117

Total Investments (100.7%)
(Cost $16,504,316)		24,451,415

Other Assets and Liabilities—Net (-0.7%)		(167,120)

Net Assets (100.0%)		24,284,295

*Non-income-producing security. **Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
^Part of security position is on loan to broker/dealers.
(1)Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluting changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At October 31, 2005, the cost of investment securities for tax purposes was $16,504,316,000. Net unrealized appreciation of investment securities for tax purposes was $7,947,099,000, consisting of unrealized gains of $8,239,515,000 on securities that had risen in value since their purchase and $292,416,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Affiliated Companies: Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

	($000)
	Current Period Transactions
	1/31/2005 Market Value	Purchases at Cost	Securities Sold	Proceeds from Dividend Income	10/31/2005 Market Value

Cephalon, Inc.	168,795				156,410
Cerner Corp.	133,335		4,490		219,570
Forest Laboratories, Inc.	n/a*	322,833	20,199		770,388
Haemonetics Corp.	58,305		61,475		—
Humana, Inc.	352,210				456,218
McKesson Corp.	559,005		4,127	2,904	731,423
Owens & Minor, Inc. Holding Co.	62,810			858	64,790
PAREXEL International Corp.	37,245				34,356
Perrigo Co.	91,278			639	71,159

	1,462,983			4,401	2,504,314

* At January 31, 2005, the issuer was not an affiliated company of the fund.

Vanguard Energy Fund Schedule of Investments October 31, 2005
	Shares	Market Value ($000)

Common Stocks (93.3%)

United States (52.6%)

Coal (5.3%)
Peabody Energy Corp.	2,579,200	201,590
CONSOL Energy, Inc.	2,095,100	127,592
Arch Coal, Inc.	1,033,300	79,636

		408,818

Energy Miscellaneous (5.1%)
Valero Energy Corp.	2,676,612	281,687
Sunoco, Inc.	1,478,300	110,133
Tesoro Petroleum Corp.	47,200	2,886

		394,706

Machinery—Oil Well Equipment & Services (8.5%)
Schlumberger Ltd.	2,303,300	209,071
Baker Hughes, Inc.	2,503,100	137,570
Halliburton Co.	2,264,600	133,838
* Weatherford International Ltd.	1,523,200	95,352
* Nabors Industries, Inc.	986,700	67,717
Rowan Cos., Inc.	363,300	11,985
Patterson-UTI Energy, Inc.	86,500	2,952
* Pride International, Inc.	40,700	1,142
Noble Corp.	8,000	515
BJ Services Co.	5,900	205
* National Oilwell Varco Inc.	2,000	125

		660,472

Offshore Drilling (4.0%)
* Transocean Inc.	2,874,000	165,226
GlobalSantaFe Corp.	3,144,600	140,092
ENSCO International, Inc.	49,600	2,261

		307,579

Oil—Crude Producers (9.2%)
Burlington Resources, Inc.	2,115,900	152,810
EOG Resources, Inc.	1,519,900	103,019
Noble Energy, Inc.	2,224,700	89,099
Anadarko Petroleum Corp.	937,500	85,042
Devon Energy Corp.	1,321,400	79,786
* Newfield Exploration Co.	1,512,000	68,539
Cabot Oil & Gas Corp.	1,431,300	65,539
XTO Energy, Inc.	1,407,000	61,148
Apache Corp.	61,600	3,932
Kerr-McGee Corp.	39,600	3,368
Chesapeake Energy Corp.	51,100	1,640
* Forest Oil Corp.	28,500	1,245

		715,167

Oil—Integrated Domestic (6.0%)
ConocoPhillips Co.	4,196,360	274,358
Occidental Petroleum Corp.	1,474,800	116,332
Amerada Hess Corp.	582,700	72,896
Murphy Oil Corp.	34,600	1,621

		465,207

Oil—Integrated International (12.8%)
ExxonMobil Corp.	8,239,700	462,577
Chevron Corp.	6,770,624	386,400
Marathon Oil Corp.	2,341,000	140,835

		989,812

Utilities—Gas Pipelines (1.7%)
Equitable Resources, Inc.	2,688,800	103,922
Williams Cos., Inc.	1,321,600	29,472

El Paso Corp.	239,500	2,840

Total United States

International (40.7%)

Argentina (0.1%)
Tenaris SA ADR	22,040	2,421
* Petrobras Energia Participaciones SA ADR	60,132	891

		3,312

Australia (2.9%)
BHP Billiton Ltd. ADR	7,265,500	225,594
Santos Ltd.	138,400	1,135

		226,729

Brazil (1.5%)
Petrol Brasileiro ADR	1,793,800	114,624
Petroleo Brasileiro SA Pfd.	213,700	3,056
Petroleo Brasileiro SA	157,200	2,488

		120,168

Canada (11.3%)
* Canadian Natural Resources Ltd. (New York Shares)	4,391,300	180,966
EnCana Corp. (New York Shares)	3,056,000	140,148
Suncor Energy, Inc.	2,403,600	128,905
Shell Canada Ltd. Class A	3,134,100	87,363
Talisman Energy, Inc.	1,962,690	87,040
Western Oil Sands Inc.	3,715,635	80,011
Canadian Oil Sands Trust	844,235	79,446
* Petro Canada	2,189,400	76,082
EnCana Corp.	112,207	5,137
Suncor Energy, Inc.	59,483	3,187
* Canadian Natural Resources Ltd.	76,902	3,148
* Nexen Inc.	60,900	2,509
Imperial Oil Ltd.	19,999	1,750
Petro-Canada	39,214	1,368
* Cameco Corp.	22,400	1,078
TransCanada Corp.	15,900	473
Enbridge Inc.	7,000	214

		878,825

China (0.7%)
China Petroleum and Chemical Corp. ADR	1,068,500	43,007
PetroChina Co. Ltd.	5,140,000	3,942
China Petroleum & Chemical Corp.	7,764,000	3,135
Yanzhou Coal Mining Co. Ltd. H Shares	1,520,000	974
CNOOC Ltd.	1,418,000	932

		51,990

France (4.4%)
Total SA ADR	2,609,400	328,837
Total SA	35,800	9,004
Technip SA	21,000	1,136

		338,977

India (0.1%)
(2)Oil & Natural Gas Corp., Ltd. Warrants Exp. 6/30/06	234,300	4,814

Italy (2.7%)
ENI SpA ADR	1,517,700	202,992
ENI SpA	301,000	8,053

		211,045

Netherlands (2.1%)
Royal Dutch Shell PLC ADR Class A	2,017,800	125,184
Fugro NV	1,394,300	37,654

		162,838

Norway (3.1%)
Statoil ASA ADR	5,885,900	130,726
Norsk Hydro AS ADR	1,012,000	100,309
* Stolt Offshore SA	221,700	2,303
Statoil ASA	99,100	2,202
Norsk Hydro ASA	21,600	2,145
* Petroleum Geo-Services ASA	30,000	756

		238,441

Russia (2.2%)
OAO Lukoil Holding Sponsored ADR	1,632,800	89,804
* OAO Gazprom-Sponsored ADR	1,035,329	61,188
Surgutneftegaz ADR	459,300	21,587

		172,579

South Africa (0.8%)
Sasol Ltd. Sponsored ADR	1,798,600	57,519
Sasol Ltd.	88,200	2,788

		60,307

Spain (1.0%)
Repsol YPF, SA ADR	2,584,900	77,056
Repsol YPF SA	99,700	2,968

		80,024

United Kingdom (7.8%)
BP PLC ADR	3,878,800	257,552
BG Group PLC	19,104,000	168,092
Royal Dutch Shell PLC ADR Class B	2,398,426	156,881
BP PLC	1,252,900	13,881
Royal Dutch Shell PLC Class B	156,073	5,092
Royal Dutch Shell PLC Class A (Amsterdam Shares)	117,600	3,624
Royal Dutch Shell PLC Class A	116,500	3,614

		608,736

Total International		3,158,785

Total Common Stocks
(Cost $3,752,595)		7,236,780

Temporary Cash Investments (5.7%)

Money Market Fund (1.3%)
** Vanguard Market Liquidity Fund, 3.851%	95,495,643	95,496

	Face
	Amount
	($000)

U.S. Agency Obligation (0.2%)
† Federal Home Loan Mortgage Corp.
(1)3.939%, 1/3/06	15,600	15,492

Repurchase Agreements (4.2%)
Credit Suisse First Boston LLC
4.030%, 11/1/05
(Dated 10/31/05, Repurchase Value $142,116,000,
collateralized by Federal National Mortgage
Assn., 4.000%-8.500%, 10/1/07-11/1/35)	142,100	142,100
Goldman Sachs & Co.
4.030%, 11/1/05
(Dated 10/31/05, Repurchase Value $184,521,000,
collateralized by Federal National Mortgage
Assn., 5.000%-6.000%, 11/1/23-8/1/34)	184,500	184,500

		326,600

Total Temporary Cash Investments
(Cost $437,588)		437,588

Total Investments (99.0%)
(Cost $4,190,183)		7,674,368

Other Assets and Liabilities—Net (1.0%)		80,402

Net Assets (100%)		7,754,770

*Non-income-producing security.
**Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
(1)Securities with a value of $15,492,000 have been segregated as initial margin for open futures contracts.
(2)Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, the value of this security represented 0.1% of net assets.
ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluting changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At October 31, 2005, the cost of investment securities for tax purposes was $4,190,183,000. Net unrealized appreciation of investment securities for tax purposes was $3,484,185,000, consisting of unrealized gains of $3,485,689,000 on securities that had risen in value since their purchase and $1,504,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 94.9% and 4.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At October 31,2005, the aggregate settlement value of open futures contracts expiring in December 2005, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	280	84,686	(2,572)
E-mini S&P 500 Index	610	36,899	462

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard REIT Index Fund Schedule of Investments October 31, 2005
	Shares	Market Value ($000)

REAL ESTATE INVESTMENT TRUSTS (98.0%)

Simon Property Group, Inc. REIT	5,489,134	393,132
Equity Office Properties Trust REIT	10,720,757	330,199
Equity Residential REIT	7,539,424	295,922
ProLogis REIT	6,412,527	275,739
Vornado Realty Trust REIT	3,309,833	268,096
General Growth Properties Inc. REIT	5,943,842	252,494
Archstone-Smith Trust REIT	5,570,090	225,979
Boston Properties, Inc. REIT	2,913,419	201,667
Avalonbay Communities, Inc. REIT	1,918,003	165,428
Kimco Realty Corp. REIT	5,057,107	149,792
Host Marriott Corp. REIT	8,807,979	147,886
Public Storage, Inc. REIT	2,205,027	145,973
Duke Realty Corp. REIT	3,773,744	128,685
Developers Diversified Realty Corp. REIT	2,713,114	118,509
The Macerich Co. REIT	1,568,550	100,811
Regency Centers Corp. REIT	1,757,739	97,853
AMB Property Corp. REIT	2,211,145	97,688
Apartment Investment & Management Co. Class A REIT	2,506,514	96,250
Liberty Property Trust REIT	2,289,677	95,457
Health Care Properties Investors REIT	3,533,615	89,931
Federal Realty Investment Trust REIT	1,381,087	83,763
United Dominion Realty Trust REIT	3,602,116	79,715
Arden Realty Group, Inc. REIT	1,756,269	79,278
Weingarten Realty Investors REIT	2,227,990	79,227
Mills Corp. REIT	1,475,456	78,937
Camden Property Trust REIT	1,364,946	76,915
Reckson Associates Realty Corp. REIT	2,147,284	75,370
SL Green Realty Corp. REIT	1,099,485	74,798
Ventas, Inc. REIT	2,433,689	74,544
Hospitality Properties Trust REIT	1,791,823	71,135
Shurgard Storage Centers, Inc. Class A REIT	1,227,184	69,250
Mack-Cali Realty Corp. REIT	1,619,234	69,060
Pan Pacific Retail Properties, Inc. REIT	1,068,636	67,858
New Plan Excel Realty Trust REIT	2,714,246	62,401
HRPT Properties Trust REIT	5,519,300	60,216
CenterPoint Properties Corp. REIT	1,295,225	59,010
BRE Properties Inc. Class A REIT	1,337,132	58,981
CBL & Associates Properties, Inc. REIT	1,569,696	58,628
Trizec Properties, Inc. REIT	2,437,381	54,232
Essex Property Trust, Inc. REIT	576,264	51,795
CarrAmerica Realty Corp. REIT	1,523,756	50,177
Crescent Real Estate, Inc. REIT	2,495,478	49,785
^ Health Care Inc. REIT	1,406,858	49,578
Realty Income Corp. REIT	2,201,963	49,038
Colonial Properties Trust REIT	1,110,460	48,538
Alexandria Real Estate Equities, Inc. REIT	590,727	47,760
Healthcare Realty Trust Inc. REIT	1,254,692	47,478
Capital Automotive REIT	1,201,821	46,414
^ First Industrial Realty Trust REIT	1,130,048	45,914
Prentiss Properties Trust REIT	1,129,227	44,559
Taubman Co. REIT	1,333,367	43,961
Kilroy Realty Corp. REIT	760,042	42,676
American Financial Realty Trust REIT	3,333,326	41,033
Nationwide Health Properties, Inc. REIT	1,765,474	40,941
Post Properties, Inc. REIT	996,200	40,645
Brandywine Realty Trust REIT	1,472,024	40,333
Pennsylvania REIT	959,746	36,950
Maguire Properties, Inc. REIT	1,139,945	34,198
Highwood Properties, Inc. REIT	1,208,681	34,097
Corporate Office Properties Trust, Inc. REIT	979,833	34,059
Washington REIT	1,105,440	32,997
Home Properties, Inc. REIT	787,307	30,587
LaSalle Hotel Properties REIT	850,876	30,113
^ Lexington Corporate Properties Trust REIT	1,358,592	29,590
BioMed Realty Trust, Inc. REIT	1,173,044	29,338
Cousins Properties, Inc. REIT	992,902	29,330
Senior Housing Properties Trust REIT	1,622,713	28,738
Sunstone Hotel Investors, Inc. REIT	1,196,414	26,800
AMLI Residential Properties Trust REIT	674,582	25,533
U-Store-It Trust REIT	1,217,277	25,392
^ Commercial Net Lease Realty REIT	1,304,368	25,279
EastGroup Properties, Inc. REIT	578,138	25,265
Mid-America Apartment Communities, Inc. REIT	533,849	24,904
Equity Lifestyle Properties, Inc. REIT	575,625	24,366
Entertainment Properties Trust REIT	605,911	24,297
Inland Real Estate Corp. REIT	1,679,303	23,930
Equity One, Inc. REIT	976,946	22,909
Glimcher Realty Trust REIT	941,525	21,627
Heritage Property Investment Trust REIT	621,159	20,250
PS Business Parks, Inc. REIT	431,876	20,100
* FelCor Lodging Trust, Inc. REIT	1,345,407	20,073
Sovran Self Storage, Inc. REIT	424,855	19,769
Tanger Factory Outlet Centers, Inc. REIT	726,791	19,543
* MeriStar Hospitality Corp. REIT	2,186,745	18,959
Equity Inns, Inc. REIT	1,420,503	18,523
Innkeepers USA Trust REIT	1,125,899	17,564
Parkway Properties Inc. REIT	370,077	17,397
Glenborough Realty Trust, Inc. REIT	901,567	17,247
Spirit Finance Corp. REIT	1,512,952	16,975
Omega Healthcare Investors, Inc. REIT	1,343,174	16,508
GMH Communities Trust REIT	1,012,692	15,160
Strategic Hotel Capital, Inc. REIT	869,107	14,766
Sun Communities, Inc. REIT	458,405	13,972
Highland Hospitality Corp. REIT	1,320,081	13,874
Acadia Realty Trust REIT	701,617	13,331
Getty Realty Holding Corp. REIT	487,838	13,294
^ Town & Country Trust REIT	438,736	12,987
Ramco-Gershenson Properties Trust REIT	442,660	12,279
Investors Real Estate Trust REIT	1,113,247	10,387
Saul Centers, Inc. REIT	284,745	9,966
Urstadt Biddle Properties Class A REIT	589,347	9,771
Universal Health Realty Income REIT	293,778	9,562
Bedford Property Investors, Inc. REIT	410,118	9,207
Trustreet Properties, Inc. REIT	609,286	9,158
^ Extra Space Storage Inc. REIT	615,300	8,983
Affordable Residential Communities REIT	700,645	6,999
Urstadt Biddle Properties REIT	893	16

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $4,904,154)		6,818,353

TEMPORARY CASH INVESTMENT (2.9%)

** Vanguard Market Liquidity Fund, 3.850%
(Cost $201,972)	201,971,663	201,972

TOTAL INVESTMENTS (100.9%)
(Cost $5,106,126)		7,020,325

OTHER ASSETS AND LIABILITIES—NET (-0.9%)		(64,617)

NET ASSETS (100%)		$6,955,708

*Non-income-producing security.
**Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
^Part of security position is on loan to broker/dealers.
REIT--Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At October 31, 2005, the cost of investment securities for tax purposes was $5,081,394,000; this cost reflects management’s estimate of return of capital distributions received from REITs. Net unrealized appreciation of investment securities for tax purposes was $1,938,931,000, consisting of unrealized gains of $1,966,882,000 on securities that had risen in value since their purchase and $27,951,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Dividend Growth Fund Schedule of Investments October 31, 2005
	Shares	Market Value ($000)

Common Stocks (99.7%)

Auto & Transportation (0.5%)
FedEx Corp.	47,900	4,403

Consumer Discretionary (13.3%)
McDonald's Corp.	477,000	15,073
TJX Cos., Inc.	645,800	13,904
Home Depot, Inc.	312,700	12,833
The McGraw-Hill Cos., Inc.	254,900	12,475
Gannett Co., Inc.	188,800	11,830
Kimberly-Clark Corp.	180,200	10,243
Mattel, Inc.	682,700	10,070
The Gap, Inc.	582,300	10,062
The Walt Disney Co.	403,900	9,843
Carnival Corp.	158,900	7,893
Knight Ridder	127,700	6,817
Clear Channel Communications, Inc.	182,900	5,564

		126,607

Consumer Staples (7.7%)
Altria Group, Inc.	323,900	24,309
General Mills, Inc.	329,200	15,887
The Coca-Cola Co.	345,000	14,759
The Procter & Gamble Co.	183,700	10,285
Safeway, Inc.	345,000	8,025

		73,265

Financial Services (16.4%)
Citigroup, Inc.	585,800	26,818
Bank of America Corp.	597,800	26,148
Merrill Lynch & Co., Inc.	355,200	22,996
ACE Ltd.	397,300	20,699
State Street Corp.	280,400	15,486
Golden West Financial Corp.	196,500	11,540
Automatic Data Processing, Inc.	237,200	11,068
XL Capital Ltd. Class A	136,700	8,757
American International Group, Inc.	124,500	8,068
American Express Co.	97,400	4,848

		156,428

Health Care (12.9%)
Abbott Laboratories	484,100	20,840
Baxter International, Inc.	492,500	18,828
Wyeth	414,600	18,475
Pfizer Inc.	732,900	15,933
AstraZeneca Group PLC ADR	330,600	14,844
Novartis AG ADR	251,500	13,536
Eli Lilly & Co.	194,400	9,679
Becton, Dickinson & Co.	130,100	6,602
Schering-Plough Corp.	221,200	4,499

		123,236

Integrated Oils (6.8%)
ConocoPhillips Co.	279,400	18,267
^ Total SA ADR	136,700	17,227
ExxonMobil Corp.	271,100	15,220
Chevron Corp.	252,000	14,382

		65,096

Materials & Processing (5.9%)
E.I. du Pont de Nemours & Co.	328,300	13,687
Weyerhaeuser Co.	215,600	13,656
Avery Dennison Corp.	194,800	11,035
Alcoa Inc.	391,900	9,519
International Paper Co.	274,400	8,007

		55,904

Producer Durables (13.8%)
Nokia Corp. ADR	1,460,100	24,559
United Technologies Corp.	377,200	19,343
Lockheed Martin Corp.	260,000	15,746
Pitney Bowes, Inc.	321,300	13,520
Illinois Tool Works, Inc.	150,500	12,756
Emerson Electric Co.	174,100	12,109
Parker Hannifin Corp.	186,100	11,665
Caterpillar, Inc.	154,900	8,146
Cooper Industries, Inc. Class A	108,100	7,663
The Boeing Co.	88,800	5,740
		131,247

Technology (11.0%)
Microsoft Corp.	1,336,900	34,358
International Business Machines Corp.	268,600	21,993
General Dynamics Corp.	134,600	15,654
Hewlett-Packard Co.	478,100	13,406
Motorola, Inc.	527,500	11,689
Intel Corp.	322,900	7,588

		104,688

Utilities (6.6%)
Exelon Corp.	303,400	15,786
Verizon Communications Inc.	437,700	13,792
Pinnacle West Capital Corp.	293,600	12,261
SBC Communications Inc.	345,000	8,228
FPL Group, Inc.	147,900	6,369
Vodafone Group PLC ADR	230,900	6,063

		62,499

Other (4.8%)
General Electric Co.	956,000	32,418
Honeywell International Inc.	374,000	12,791

		45,209

Total Common Stocks
(Cost $804,380)		948,582

Temporary Cash Investments (1.2%)

Money Market Fund (0.7%)
** Vanguard Market Liquidity Fund, 3.850%	7,327,900	7,328

	Face
	Amount
	($000)

Repurchase Agreement (0.5%)
JPMorgan Securities Inc.
4.030%, 11/1/05
(Dated 10/31/05, Repurchase Value $4,601,000,
collateralized by Federal National Mortgage
Assn., 4.500%-7.000%, 1/1/17-12/1/33)	4,600	4,600

Total Temporary Cash Investments
(Cost $11,928)		11,928

Total Investments (100.9%)
(Cost $816,308)	960,510

Other Assets and Liabilities—Net (-0.9%)		(8,780)

Net Assets (100%)		951,730

**Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
^Part of security position is on loan to broker/dealers.
ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At October 31, 2005, the cost of investment securities for tax purposes was $816,308,000. Net unrealized appreciation of investment securities for tax purposes was $144,202,000, consisting of unrealized gains of $173,506,000 on securities that had risen in value since their purchase and $29,304,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 16, 2005

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	December 16, 2005

*By Power of Attorney. See File Number 33-19446, filed on September 23, 2005. Incorporated by Reference.